Share-based payment (Details 2) - 0.1% increase in risk-free interest rates [Member] Pure in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Number of outstanding share options, beginning balance	36,814,248	27,407,231
New	22,524,857	21,767,235
Delivered	(14,263,138)	(10,818,958)
Cancelled	(845,890)	(1,541,260)
Closing balance	44,230,077	36,814,248
Weighted average of remaining contractual life (years)	0.93	1.04
Market value weighted average	$ 24.83	$ 23.59